SEMI-ANNUAL REPORT




State Farm Growth Fund, Inc.

ONE STATE FARM PLAZA  -  BLOOMINGTON, ILLINOIS 61710

For Account Information and Shareowner
Services:  (309) 766-2029
           (800) 447-0740










                                                                May 31, 1998








This report is not to be distributed unless preceded or accompanied by a prospectus.

                         STATE FARM GROWTH FUND, INC.


Dear Shareowner:

     The U.S. stock market has generated strong returns over the past six and twelve month periods. The S&P 500 Index produced total returns of 15.0% and 30.6% for the six and twelve months ended May 31, 1998. The Growth Fund had total returns of 11.9% and 27.6% for the same periods.

     Returns earned by U.S. common stocks have been extraordinary over the past 31/2 years. In our opinion, returns of this magnitude are not sustainable over long periods of time. Historical studies indicate that the average annual return of the U.S. stock market was approximately 11% from 1926-97. Obviously, returns have fluctuated significantly from this average over shorter time periods.

     Business conditions are quite favorable in the United States and Europe. However, economic activity appears to be contracting in Asia. Several U.S. and European firms are experiencing significant weakness in Asian markets. Increasingly, economic activity and financial markets are linked globally.

     We are confident that investing in growing companies with fine managements will produce satisfactory long-term results. Your fund manages risk through fundamental analysis and broad diversification.

     When measured by virtually all general standards, U.S. common stocks are selling at the high end of historical valuation levels. We encourage a disciplined long-term program of periodic investments in the Growth Fund. Such an investment program allows shareholders to capture the benefits of dollar cost averaging and to participate in any long-term appreciation of common stock prices.

     The directors have declared a semi-annual income dividend of $.33 per share which was paid on June 15, 1998. It was used to purchase additional shares for your account unless you have elected to receive payment directly by check.


                                 Sincerely,






/s/ Paul N. Eckley            /s/ John S. Concklin        /s/ James E. Freytag

Paul N. Eckley                John S. Concklin            James E. Freytag
Vice President                Vice President              Vice President



June 22, 1998

                         STATE FARM GROWTH FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                                 MAY 31, 1998
                                 (UNAUDITED)

SHARES                                                                                      VALUE
                            COMMON STOCKS (97.6%)
                 AGRICULTURE, FOODS & BEVERAGE (8.1%)
   2,860,950     Archer-Daniels-Midland Company                                        $      54,000,431
      92,000     Campbell Soup Company                                                         5,014,000
     573,800     The Coca-Cola Company                                                        44,971,575
     930,000     Kellogg Company                                                              38,420,625
     291,000     Pioneer Hi-Bred International, Inc.                                          11,076,187
     104,000     Sara Lee Corporation                                                          6,123,000
      81,600     Sysco Corporation                                                             1,902,300
     140,500     Unilever N.V.                                                                11,090,719
       9,200 (a) Vlasic Foods International                                                      199,525
                                                                                       -----------------
                                                                                             172,798,362

                 BANKS (11.5%)
     170,000     ABN Amro Holding N.V.                                                         4,113,380
     120,825     AmSouth Bancorporation                                                        4,644,211
     391,160     Banc One Corporation                                                         21,562,695
     148,700     BankAmerica Corporation                                                      12,295,631
     145,100     First Chicago NBD Corporation                                                12,687,181
       6,200     First Empire State Corporation                                                3,149,600
      90,000     First Security Corporation                                                    2,047,500
      43,500     First Virginia Banks, Inc.                                                    2,272,875
      61,300     Golden West Financial Corporation                                             6,620,400
     135,000     J.P. Morgan & Co. Incorporated                                               16,765,312
     404,900     National Commerce Bancorporation                                             17,942,131
      72,000     Northern Trust Corporation                                                    5,078,254
     610,000     Norwest Corporation                                                          23,713,750
     640,074     Pacific Century Financial Corporation                                        16,041,855
     415,158     Popular, Inc.                                                                28,801,586
     345,000     Southtrust Corporation                                                       13,994,063
      74,900     Suntrust Banks, Inc.                                                          5,917,100
      62,000     TCF Financial Corporation                                                     2,018,875
      67,950     U.S. Bancorp                                                                  2,658,544
     238,900     Wachovia Corporation                                                         19,126,931
     138,930     Washington Federal, Inc.                                                      3,863,991
      61,000     Wells Fargo & Company                                                        22,051,500
                                                                                       -----------------
                                                                                             247,367,365

                 BUILDING MATERIALS & CONSTRUCTION (1.8%)
     346,400     Vulcan Materials Company                                                     39,316,400


                                      3

                         STATE FARM GROWTH FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                                 MAY 31, 1998
                                 (UNAUDITED)


SHARES                                                                                      VALUE
                 CHEMICALS (7.2%)
     415,000     Air Products and Chemicals, Inc.                                      $      36,105,000
      81,000     The Dow Chemical Company                                                      7,846,875
     299,900     E.I. du Pont de Nemours and Company                                          23,092,300
     364,300     Great Lakes Chemical Corporation                                             14,572,000
     561,000     International Flavors & Fragrances Inc.                                      26,928,000
   1,261,200     Sigma-Aldrich Corporation                                                    46,033,800
                                                                                       -----------------
                                                                                             154,577,975
                 COMPUTER SOFTWARE & SERVICE (2.8%)
      62,000     Automatic Data Processing, Inc.                                               3,944,750
      30,800     Electronic Data Systems Corporation                                           1,120,350
      52,700 (a) KLA-Tencor Corporation                                                        1,785,213
     567,800 (a) Microsoft Corporation                                                        48,156,537
     229,800     Oracle Corporation                                                            5,429,025
                                                                                       -----------------
                                                                                              60,435,875

                 COMPUTERS (6.7%)
     225,400 (a) Cisco Systems Inc.                                                           17,045,875
     322,200     Compaq Computer Corporation                                                   8,800,087
   1,437,000     Hewlett-Packard Company                                                      89,273,625
     248,200     International Business Machines Corporation                                  29,132,475
                                                                                       -----------------
                                                                                             144,252,062

                 CONSUMERS & MARKETING (6.7%)
      91,900     Colgate-Palmolive Company                                                     7,995,300
     250,000     The Gillette Company                                                         29,281,250
   1,439,200     Hon Industries Inc.                                                          46,054,400
      43,728     Jostens, Inc.                                                                 1,104,132
     142,200     McDonald's Corporation                                                        9,331,875
     339,400     The Procter & Gamble Company                                                 28,488,387
     589,000     Rubbermaid Incorporated                                                      19,216,125
      62,600     Steelcase Inc.                                                                1,866,263
                                                                                       -----------------
                                                                                             143,337,732

                 ELECTRONIC/ELECTRICAL (5.3%)
      91,900     Diebold, Inc.                                                                 2,688,075
     109,400     Emerson Electric Co.                                                          6,646,050
     771,200     General Electric Company                                                     64,298,800
     483,600     Intel Corporation                                                            34,547,175
     136,600     Raychem Corporation                                                           5,139,575
                                                                                       -----------------
                                                                                             113,319,675

                                      4


                         STATE FARM GROWTH FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                                 MAY 31, 1998
                                 (UNAUDITED)


SHARES                                                                                      VALUE

                 ENGINEERING & CONSTRUCTION (0.2%)
      14,600     ABB AB Sponsored (ADR)                                                $       2,357,900
      14,000     ABBAG Sponsored (ADR)                                                         2,376,527
                                                                                       -----------------
                                                                                               4,734,427
                 FINANCIAL SERVICES (0.7%)
      36,400     The Finova Group Inc.                                                         2,013,375
     372,300     MBNA Corporation                                                             11,797,256
                                                                                       -----------------
                                                                                              13,810,631
                 HEALTH CARE (15.8%)
      52,800     Abbott Laboratories                                                           3,917,100
     820,000     Ballard Medical Products                                                     18,347,500
   1,550,000     Biomet, Inc.                                                                 44,756,250
      29,800 (a) Boston Scientific Corporation                                                 1,899,750
     107,050     Covance Inc.                                                                  2,268,122
   1,240,800     Johnson & Johnson                                                            85,692,750
     947,200     Eli Lilly and Company                                                        58,193,600
      40,000     Medtronic, Inc.                                                               2,225,000
     182,000     Merck & Co., Inc.                                                            21,305,375
     960,000     Pfizer Inc.                                                                 100,620,000
      53,525 (a) Quest Diagnostics Inc.                                                        1,160,823
                                                                                       -----------------
                                                                                             340,386,270
                 MACHINERY & MANUFACTURING (3.6%)
      94,500     Allied Signal Inc.                                                            4,039,875
     370,000     Caterpillar Inc.                                                             20,326,875
     428,200     Corning Incorporated                                                         16,887,138
      57,800     Deere & Company                                                               2,998,375
      70,000     Illinois Tool Works Inc.                                                      4,620,000
     173,200     Minnesota Mining and Manufacturing Company                                   16,042,650
     337,500 (a) Osmonics, Inc.                                                                4,999,219
     425,000     Pall Corporation                                                              8,420,312
                                                                                       -----------------
                                                                                              78,334,444
                 MEDIA & BROADCASTING (5.6%)
     873,180     The Walt Disney Company                                                      98,778,488
     155,433     Reuters Holdings PLC (ADR)                                                   10,647,160
     360,181 (a) Scandinavian Broadcasting System SA                                          11,075,566
                                                                                       -----------------
                                                                                             120,501,214
                 MINING AND METALS (1.2%)
      77,800     KN Energy, Inc.                                                               4,210,925
      36,700     Newmont Mining Corporation                                                      915,206
     195,000     Nucor Corporation                                                            10,042,500
     185,000     Rio Tinto PLC (ADR)                                                           9,342,500
      81,250     Steel Dynamics, Inc.                                                          1,574,219
                                                                                       -----------------
                                                                                              26,085,350
                                      5

                         STATE FARM GROWTH FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                                 MAY 31, 1998
                                 (UNAUDITED)


SHARES                                                                                      VALUE

                 OIL, GAS & OTHER ENERGY (7.2%)
     244,000     Amoco Corporation                                                     $      10,202,250
     440,400 (a) Barrett Resources Corporation                                                15,331,425
     530,000     Chevron Corporation                                                          42,333,750
     612,200     Exxon Corporation                                                            43,160,100
      44,100 (a) Octel Corporation                                                               961,931
     237,100     Pennzoil Company                                                             13,707,344
     516,300     Royal Dutch Petroleum Company (ADR)                                          28,945,069
                                                                                       -----------------
                                                                                             154,641,869
                 RETAILERS (1.4%)
     531,600     Wal-Mart Stores, Inc.                                                        29,337,675

                 TELECOMMUNICATIONS & EQUIPMENT (9.8%)
     450,000 (a) ADC Telecommunications, Inc.                                                 12,656,250
     400,000     AT&T Corp.                                                                   24,350,000
      86,000 (a) Airtouch Communications, Inc.                                                 4,095,750
     232,000     Ameritech Corporation                                                         9,845,500
     290,200     Deutsche Telekom (ADR)                                                        7,926,088
     575,000     LM Ericsson Telephone Company (ADR)                                          16,028,125
     259,266     Lucent Technologies Inc.                                                     18,391,682
     823,000     MCI Communications Corporation                                               44,004,822
     264,000     Motorola, Inc.                                                               13,975,500
      64,900     Nokia Corporation (ADR)                                                       4,214,444
   1,192,200     SBC Communications Inc.                                                      46,346,775
     173,700     Tele Danmark A.S.                                                             8,055,337
                                                                                       -----------------
                                                                                             209,890,273

                 UTILITIES & ENERGY (2.0%)
      58,700     AES Corporation                                                               2,791,919
      74,900     CMS Energy Corporation                                                        3,262,831
     132,000     Duke Energy Corporation                                                       7,606,500
      88,500     FPL Group, Inc.                                                               5,437,219
     390,900     Pacificorp                                                                    9,015,131
     288,000     Southern Company                                                              7,650,000
     166,000     Teco Energy, Inc.                                                             4,347,125
      98,500     Texas Utilities Company (Holding Co.)                                         3,890,750
                                                                                       -----------------
                                                                                              44,001,475
                                                                                       -----------------
                     Total common stocks (cost: $931,683,098)                              2,097,129,074



                                      6

                         STATE FARM GROWTH FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                                 MAY 31, 1998
                                 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                                      VALUE

                        SHORT-TERM INVESTMENTS (2.5%)
   $12,500,000   U.S. Treasury bills, 5.03% effective yield, due June, 1998            $      12,495,375
     4,935,000   Ford Motor Credit Co., 5.54%, due June 1998                                   4,935,760
    26,360,000   General Motors Acceptance Corp., 5.52% to 5.55%,
                 due June, 1998                                                               26,385,760
    10,000,000   General Electric Capital Corp., 5.53%, due June 1998                         10,016,926
                                                                                       -----------------
                     Total short-term investments (cost: $53,829,607)                         53,833,821
                                                                                       -----------------

                 TOTAL INVESTMENTS (100.1%) (cost: $985,512,705)                           2,150,962,895

                 CASH AND OTHER ASSETS,
                     LESS LIABILITIES (-0.1%)                                                 (1,784,507)
                                                                                       -----------------
                 NET ASSETS (100.0%)                                                   $   2,149,178,388
                                                                                       =================

Notes:  (a) Non-income producing security.
        (b) At May 31, 1998, net unrealized appreciation of $1,165,450,190 consisted of gross unrealized appreciation of $1,172,901,223 and gross unrealized depreciation of $7,451,033 based on cost of $985,512,705 for federal income tax purposes.


               See accompanying notes to financial statements.

                         STATE FARM GROWTH FUND, INC.
                     STATEMENT OF ASSETS AND LIABILITIES
                                 MAY 31, 1998
                                 (UNAUDITED)


                                    ASSETS
Investments, at value (cost $985,512,705)                                                      $  2,150,962,895
Cash                                                                                                  1,630,123
Receivable for:
   Dividends and interest                                                      $  3,666,867
   Shares of the Fund sold                                                          129,450
   Securities sold                                                                1,310,240
   Sundry                                                                            19,464           5,126,021
                                                                               ------------
Prepaid expenses                                                                                         64,369
                                                                                               ----------------
   Total assets                                                                                   2,157,783,408

                          LIABILITIES AND NET ASSETS

Payable for:
   Shares of the Fund redeemed                                                    3,023,037
   Securities purchased                                                           4,935,000
   Other accounts payable (including $582,051 to Manager)                           646,983
                                                                               ------------
      Total liabilities                                                                               8,605,020
                                                                                               ----------------


Net assets applicable to 50,444,308 shares outstanding
   of $.50 par value common stock (100,000,000
   shares authorized)                                                                          $  2,149,178,388
                                                                                               ================

Net asset value, offering price and redemption
   price per share                                                                             $          42.60
                                                                                               ================

                             ANALYSIS OF NET ASSETS

Excess of amounts received from sales of shares
   over amounts paid on redemptions of shares
   on account of capital                                                                       $    960,131,072
Undistributed net realized gain on sales of investments                                               1,703,946
Net unrealized appreciation of investments                                                        1,165,450,190
Undistributed net investment income                                                                  21,893,180
                                                                                               ----------------
Net assets applicable to shares outstanding                                                    $  2,149,178,388
                                                                                               ================



               See accompanying notes to financial statements.

                         STATE FARM GROWTH FUND, INC.
                           STATEMENTS OF OPERATIONS

                                                                                SIX MONTHS        YEAR ENDED
                                                                                   ENDED          NOVEMBER 30,
                                                                               MAY 31, 1998           1997
                                                                                (UNAUDITED)
INVESTMENT INCOME:
   Dividends (net of foreign withholding taxes of
      $183,450 in 1998 and $205,192 in 1997)                                 $   15,386,724         23,828,520
   Interest                                                                       2,186,423          5,877,994
                                                                             --------------        -----------
      Total investment income                                                    17,573,147         29,706,514

EXPENSES:
   Investment advisory and management fees                                        1,082,187          1,705,166
   Audit fees                                                                        13,976             27,557
   Legal fees                                                                        14,786              9,807
   ICI dues                                                                          21,942             48,215
   Registration fees                                                                 50,967             65,847
   Fidelity bond expense                                                              4,397              6,932
   Directors' fees                                                                    8,159              9,900
   Reports to shareowners                                                            10,159             19,799
   Franchise taxes                                                                   10,451             15,568
   Custodian fees                                                                    11,872             23,607
   Proxy and mailing expense                                                          9,500                 --
   Security evaluation fees                                                           1,647              3,391
   Other                                                                                 --                 72
                                                                             --------------        -----------
      Total expenses                                                              1,240,043          1,935,861
                                                                             --------------        -----------
Net investment income                                                            16,333,104         27,770,653

REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
   Net realized gain on sales of
      investments                                                                 1,297,913         52,537,716
   Change in net unrealized appreciation                                        201,465,141        270,232,368
                                                                             --------------        -----------

Net realized and unrealized gain
   on investments                                                               202,763,054        322,770,084
                                                                             --------------        -----------

Net change in net assets resulting
   from operations                                                           $  219,096,158        350,540,737
                                                                             ==============        ===========




               See accompanying notes to financial statements.

                         STATE FARM GROWTH FUND, INC.
                     STATEMENTS OF CHANGES IN NET ASSETS


                                                          SIX MONTHS ENDED         YEAR ENDED NOVEMBER 30,
                                                            MAY 31, 1998           1997               1996
                                                            (UNAUDITED)
From operations:
   Net investment income                                  $     16,333,104        27,770,653         22,126,230
   Net realized gain on sales of
      investments                                                1,297,913        52,537,716         90,788,938
   Change in net unrealized appreciation                       201,465,141       270,232,368        111,162,700
                                                          ----------------    --------------     --------------

   Net change in net assets resulting
      from operations                                          219,096,158       350,540,737        224,077,868

   Undistributed net investment
      income included in price of
      shares issued and redeemed                                   554,786         1,240,326            718,903

   Distributions to shareowners from:
      Net investment income (per share $.31
         in 1998, $.61 in 1997 and $.53 in
         1996)                                                 (14,441,701)      (25,616,492)       (18,174,400)
      Net realized gain (per share $1.13
         in 1998, $2.31 in 1997 and $.12 in 1996)              (52,131,683)      (90,788,938)        (6,015,663)
                                                          ----------------    --------------     --------------

   Total distributions to shareowners                          (66,573,384)     (116,405,430)       (24,190,063)

From Fund share transactions:
   Proceeds from shares sold                                   196,911,792       252,636,657        177,516,771
   Reinvestment of ordinary income dividends
      and capital gain distributions                            64,708,604       113,414,471         23,554,851
                                                          ----------------    --------------     --------------
                                                               261,620,396       366,051,128        201,071,622
   Less payments for shares redeemed                            86,614,189       143,241,394        107,416,790
                                                          ----------------    --------------     --------------
   Net increase in net assets from Fund
      share transactions                                       175,006,207       222,809,734         93,654,832
                                                          ----------------    --------------     --------------
Total increase in net assets                                   328,083,767       458,185,367        294,261,540
Net assets:
   Beginning of period                                       1,821,094,621     1,362,909,254      1,068,647,714
                                                          ----------------    --------------     --------------
   End of period (including undistributed
      net investment income of $21,893,180
      in 1998, $19,446,991 in 1997 and
      $16,052,505 in 1996)                                $  2,149,178,388     1,821,094,621      1,362,909,254
                                                          ================    ==============     ==============


                 See accompanying notes to financial statements

                         STATE FARM GROWTH FUND, INC.
                        NOTES TO FINANCIAL STATEMENTS
                                 (UNAUDITED)

1. OBJECTIVE

     The investment objective of the State Farm Growth Fund, Inc. (the Fund) is long-term growth of capital and income. The Fund seeks to achieve this objective by investing most of its assets in income producing equity-type securities that are believed collectively to have potential for long-term growth of capital and income.

2.   SIGNIFICANT ACCOUNTING POLICIES

     SECURITY VALUATION -- Investments are stated at value. Stocks traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Long-term debt securities and U.S. Treasury bills are valued using quotations provided by an independent pricing service. Short-term debt securities other than U.S. Treasury bills, are valued at amortized cost which approximates market value. Any securities not valued as described above are valued at fair value as determined in good faith by the Board of Directors or its delegate.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from security transactions are reported on an identified cost basis.

     FUND SHARE VALUATION -- Fund shares are sold and redeemed on a continuous basis at net asset value. Net asset value per share is determined daily as of 3:00 p.m. Bloomington, Illinois time on each business day other than weekend and holiday closings, except that the Fund need not compute a net asset value on any day when no purchase or redemption order has been received by the Fund. The net asset value per share is computed by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding.

     FEDERAL INCOME TAXES, DIVIDENDS AND DISTRIBUTIONS TO SHAREOWNERS -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute all of its taxable income, as well as any net realized gain on sales of investments reportable for federal income tax purposes. The Fund has complied with this policy and, accordingly, no provision for federal income taxes is required.

     On June 12, 1998, an ordinary income dividend of $.33 per share was declared, payable June 15, 1998 (reinvestment date June 15, 1998) to shareowners of record on June 12, 1998.

     Dividends and distributions payable to its shareowners are recorded by the Fund on the ex-dividend date.

     EQUALIZATION ACCOUNTING -- A portion of proceeds from sales and payments on redemptions of Fund shares is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of shares.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                         STATE FARM GROWTH FUND, INC.
                        NOTES TO FINANCIAL STATEMENTS
                                 (UNAUDITED)

3.   TRANSACTIONS WITH AFFILIATES

     The Fund has an investment advisory and management services agreement with State Farm Investment Management Corp. (Manager) pursuant to which the Fund pays the Manager an annual fee (computed on a daily basis and paid quarterly) of .20% of the first $100 million of average net assets, .15% of the next $100 million of average net assets and .10% of the average net assets in excess of $200 million. The Manager guarantees that all expenses of the Fund, including the compensation of the Manager but excluding taxes, interest, extraordinary litigation expenses, brokerage commissions and other portfolio transaction costs, shall not exceed .40% of average net assets annually.

     Under the terms of this agreement, the Fund incurred fees of $1,082,187, for the six months ended May 31, 1998 and $1,705,166 for the year ended November 30, 1997. The Fund does not pay any discount, commission or other compensation for transfer agent or underwriting services provided by the Manager.

     Certain officers and/or directors of the Fund are also officers and/or directors of the Manager. The Fund made no payments to its officers or directors during the six months ended May 31, 1998 or the year ended November 30, 1997, except for directors' fees of $8,159 for the six months ended May 31, 1998 and $9,900 for the year ended November 30, 1997 paid to the Fund's independent directors.

4.   INVESTMENT TRANSACTIONS

     Investment transactions (exclusive of short-term instruments) are as follows:

                                 SIX MONTHS ENDED    YEAR ENDED NOVEMBER 30,
                                   MAY 31, 1998         1997           1996
                                    (UNAUDITED)
   Purchases                      $ 270,547,186     132,033,944     255,225,023
   Proceeds from sales               17,680,301      89,316,149     172,902,528
                                  =============    ============    ============

5.   FUND SHARE TRANSACTIONS

     Proceeds and payments on Fund shares as shown in the statement of changes in net assets are in respect of the following number of shares:

                                                     SIX MONTHS ENDED        YEAR ENDED NOVEMBER 30,
                                                       MAY 31, 1998          1997               1996
                                                       (UNAUDITED)
   Shares sold                                           4,757,284         7,264,071          5,839,467
   Shares issued in reinvestment of ordinary
      income dividends and capital gain
      distributions                                      1,645,692         3,552,864            788,486
                                                        ----------        ----------         ----------
                                                         6,402,976        10,816,935          6,627,953
   Less shares redeemed                                  2,090,908         4,136,630          3,526,507
                                                        ----------        ----------         ----------
   Net increase in shares
      outstanding                                        4,312,068         6,680,305          3,101,446
                                                        ==========        ==========         ==========

                         STATE FARM GROWTH FUND, INC.
                             FINANCIAL HIGHLIGHTS

PER SHARE INCOME AND CAPITAL CHANGES (For a share outstanding throughout the period)


                                        SIX MONTHS ENDED                   YEAR ENDED NOVEMBER 30,
                                          MAY 31, 1998        1997          1996         1995       1994      1993
                                           (UNAUDITED)
Net Asset Value, Beginning of
     Period                                 $   39.48        34.55         29.40        22.63      22.21     23.05
     Income from Investment
     ----------------------
         Operations
         ----------
         Net Investment Income                    .33          .62           .63          .50        .44       .45
         Net Gains or Losses on
              Securities (both realized
                  and unrealized)                4.23         7.23          5.17         6.97        .43      (.60)
                                            ----------------------------------------------------------------------
     Total from Investment
         Operations                              4.56         7.85          5.80         7.47        .87      (.15)
     Less Distributions
     ------------------
         Net investment income                   (.31)        (.61)         (.53)        (.52)      (.45)     (.45)
         Capital gains                          (1.13)       (2.31)         (.12)        (.18)        --      (.24)
                                            ----------------------------------------------------------------------
     Total Distributions                        (1.44)       (2.92)         (.65)        (.70)      (.45)     (.69)
Net Asset Value, End of Period              $   42.60        39.48         34.55        29.40      22.63     22.21
                                            ======================================================================
Total Return                                    11.86%       24.80%        20.09%       33.67%      4.02%     (.65%)
------------
Ratios/Supplemental Data
------------------------
Net assets, end of period
     (millions)                             $ 2,149.2      1,821.1       1,362.9      1,068.6      771.7     725.1
Ratio of expenses to average
     net assets                                   .12%(a)      .12%          .13%         .14%(b)    .14%      .14%
Ratio of net investment income
     to average net assets                       1.62%(a)     1.78%         1.88%        1.95%      2.00%     2.05%
Portfolio turnover rate                             2%(a)        6%           16%           3%         3%        2%
Number of shares outstanding
     at end of period
         (millions)                              50.4         46.1          39.5         36.4       34.1      32.7

(a)  Determined on an annualized basis.
(b) The ratio based on net custodian expenses would have been .13% in 1995.

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                                      14

              VOTING RESULTS OF THE SPECIAL MEETING OF SHAREOWNERS


At a Special Meeting of Shareowners of the Fund held on March 13, 1998, the following actions were taken:

A. The shareowners of the Fund elected the following individuals to serve on the Board of Directors until the next meeting of shareowners called for this purpose and until their successors shall be elected and qualified.

-----------------------------------------------------------------------------------------
         Name of Director              Number of Votes For       Number of Votes Withheld
-----------------------------------------------------------------------------------------
           Edward B. Rust, Jr.              32,281,446                    29,691
           Roger S. Joslin                  32,403,273                    17,619
           Albert H. Hoopes                 32,109,554                    32,890
           Davis U Merwin                   32,334,947                    22,857
           James A. Shirk                   32,443,148                    23,287
           Thomas M. Mengler                32,196,552                    25,054
-----------------------------------------------------------------------------------------

B. The shareowners of the Fund approved the proposed bylaw amendment that would permit the board of directors to adopt further amendments without shareowner approval:

-------------------------------------------------------------------------------------------------------
         Number of Votes For                 Number of Votes Against           Number of Votes Withheld
-------------------------------------------------------------------------------------------------------
              28,812,613                           2,975,133                            1,035,700
-------------------------------------------------------------------------------------------------------

                                                   SEMI-ANNUAL
                                                   REPORT


                                                   May 31, 1998

                                                   STATE
                                                   FARM
                                                   GROWTH
                                                   FUND, INC.


                                                   ONE STATE FARM PLAZA
                                                   BLOOMINGTON, ILLINOIS 61710
                                                   TELEPHONE (309) 766-2029
                                                             (800) 447-0740